Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis” section above.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non- PEO NEOs ($)(2)	Total Stockholder Return ($)(4)	Peer Group Total Stockholder Return ($)(5)	Net Income (Loss) ($ in thousands)(6)	ORLADEYO Sales ($ in thousands)(7)
2025	12,951,082	1,156,865	5,694,562	3,085,709	104.70	200.89	263,861	596,123
2024	8,317,286	10,979,333	3,368,257	4,160,611	100.94	156.19	(88,881)	434,090
2023	4,777,778	(3,691,891)	1,963,725	(1,232,421)	80.40	143.88	(226,539)	323,812
2022	6,982,994	4,009,070	2,568,935	1,452,633	154.09	138.51	(247,116)	249,689
2021	7,061,225	17,053,230	4,523,739	7,254,142	185.91	124.39	(184,062)	121,865
______________________
(1)These amounts represent the amounts reported for our former CEO, Jon P. Stonehouse (our principal executive officer (“PEO”) for the years reported), in the “Total” column of the Summary Compensation Table in each applicable year.
(2)These amounts represent the amount of “compensation actually paid” to Mr. Stonehouse and the average “compensation actually paid” to the Company’s other NEOs (as described in footnote (3)) as a group, as computed in accordance with Item 402(v) of Regulation S-K, and do not reflect the total compensation actually realized or received by Mr. Stonehouse or the other NEOs. In accordance with these rules, these amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid	Mr. Stonehouse 2025 ($)	Average Non-PEO NEOs 2025 ($)
Summary Compensation Table Total	12,951,082	5,694,562
(Less), value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(11,132,458)	(4,570,606)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	—	3,488,948
Plus (less), year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	(147,043)	(22,953)
Plus (less), change in fair value from the end of the prior year to the vesting date of equity awards granted in prior years that vested in the year	(514,716)	(673,024)
Less, prior year-end fair value for any equity awards forfeited in the year	—	(831,219)
Compensation Actually Paid	1,156,865	3,085,709
(3)These amounts represent the average of the amounts reported for the Company’s named executive officers (referred to as “NEOs” in this section) as a group (excluding Mr. Stonehouse) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2025, Mr. Doyle, Mr. Ghias, Dr. Thackray, Ms. Barnes, and Mr. Gayer; (ii) for 2024 and 2023, Mr. Doyle, Dr. Thackray, Ms. Barnes, and Mr. Gayer; (iii) for 2022, Mr. Doyle, Dr. Thackray, Ms. Barnes, Mr. Gayer, Yarlagadda S. Babu, Ph.D., the Company’s Chief Discovery Officer, and William P. Sheridan, MBBS, the Company’s Chief Development Officer; and (iv) for 2021, Mr. Doyle, Dr. Thackray, Dr. Babu, Dr. Sheridan, and Megan T. Sniecinski, the Company’s former Chief Business Officer. Refer to the “2024 Summary Compensation Table,” “2023 Summary Compensation Table,” “2022 Summary Compensation Table” and “2021 Summary Compensation Table” in our proxy statements for our 2025, 2024, 2023, and 2022 annual stockholder meetings, respectively, for additional information regarding our NEOs for 2024, 2023, 2022 and 2021, respectively.
(4)Total Stockholder Return (TSR) measures the change in a $100 investment in our Common Stock based on its closing price of $7.45 on December 31, 2020 and the closing share price of our Common Stock at the end of each fiscal year shown.
(5)The peer group used for this purpose is the CRSP Total Return Index for Nasdaq Pharmaceutical Stocks.
(6)The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
(7)Item 402(v)(2)(vi) of Regulation S-K requires that we designate a “Company-Selected Measure,” which, in our assessment, represents the most important financial performance measure (that is not otherwise required to be disclosed in the “Pay Versus Performance” table) used to link “compensation actually paid” to our NEOs, for the most recently completed fiscal year, to Company performance. For these purposes, we have selected ORLADEYO sales. The numbers in this column represent product sales of ORLADEYO and do not include royalty revenue from sales of ORLADEYO in Japan by our collaborative partner, Torii Pharmaceutical Co., Ltd. ORLADEYO is an oral, once-daily therapy discovered and developed by us for the prevention of hereditary angioedema attacks. It was first approved by the U.S. Food and Drug Administration in December 2020, and we began shipping it to patients with a prescription in the United States that same month.

Company Selected Measure Name	ORLADEYO sales
Named Executive Officers, Footnote	These amounts represent the amounts reported for our former CEO, Jon P. Stonehouse (our principal executive officer (“PEO”) for the years reported), in the “Total” column of the Summary Compensation Table in each applicable year.These amounts represent the average of the amounts reported for the Company’s named executive officers (referred to as “NEOs” in this section) as a group (excluding Mr. Stonehouse) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2025, Mr. Doyle, Mr. Ghias, Dr. Thackray, Ms. Barnes, and Mr. Gayer; (ii) for 2024 and 2023, Mr. Doyle, Dr. Thackray, Ms. Barnes, and Mr. Gayer; (iii) for 2022, Mr. Doyle, Dr. Thackray, Ms. Barnes, Mr. Gayer, Yarlagadda S. Babu, Ph.D., the Company’s Chief Discovery Officer, and William P. Sheridan, MBBS, the Company’s Chief Development Officer; and (iv) for 2021, Mr. Doyle, Dr. Thackray, Dr. Babu, Dr. Sheridan, and Megan T. Sniecinski, the Company’s former Chief Business Officer. Refer to the “2024 Summary Compensation Table,” “2023 Summary Compensation Table,” “2022 Summary Compensation Table” and “2021 Summary Compensation Table” in our proxy statements for our 2025, 2024, 2023, and 2022 annual stockholder meetings, respectively, for additional information regarding our NEOs for 2024, 2023, 2022 and 2021, respectively.
Peer Group Issuers, Footnote	The peer group used for this purpose is the CRSP Total Return Index for Nasdaq Pharmaceutical Stocks.
PEO Total Compensation Amount	$ 12,951,082	$ 8,317,286	$ 4,777,778	$ 6,982,994	$ 7,061,225
PEO Actually Paid Compensation Amount	$ 1,156,865	10,979,333	(3,691,891)	4,009,070	17,053,230
Adjustment To PEO Compensation, Footnote	These amounts represent the amount of “compensation actually paid” to Mr. Stonehouse and the average “compensation actually paid” to the Company’s other NEOs (as described in footnote (3)) as a group, as computed in accordance with Item 402(v) of Regulation S-K, and do not reflect the total compensation actually realized or received by Mr. Stonehouse or the other NEOs. In accordance with these rules, these amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid	Mr. Stonehouse 2025 ($)	Average Non-PEO NEOs 2025 ($)
Summary Compensation Table Total	12,951,082	5,694,562
(Less), value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(11,132,458)	(4,570,606)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	—	3,488,948
Plus (less), year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	(147,043)	(22,953)
Plus (less), change in fair value from the end of the prior year to the vesting date of equity awards granted in prior years that vested in the year	(514,716)	(673,024)
Less, prior year-end fair value for any equity awards forfeited in the year	—	(831,219)
Compensation Actually Paid	1,156,865	3,085,709

Non-PEO NEO Average Total Compensation Amount	$ 5,694,562	3,368,257	1,963,725	2,568,935	4,523,739
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,085,709	4,160,611	(1,232,421)	1,452,633	7,254,142
Adjustment to Non-PEO NEO Compensation Footnote	These amounts represent the amount of “compensation actually paid” to Mr. Stonehouse and the average “compensation actually paid” to the Company’s other NEOs (as described in footnote (3)) as a group, as computed in accordance with Item 402(v) of Regulation S-K, and do not reflect the total compensation actually realized or received by Mr. Stonehouse or the other NEOs. In accordance with these rules, these amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid	Mr. Stonehouse 2025 ($)	Average Non-PEO NEOs 2025 ($)
Summary Compensation Table Total	12,951,082	5,694,562
(Less), value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(11,132,458)	(4,570,606)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	—	3,488,948
Plus (less), year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	(147,043)	(22,953)
Plus (less), change in fair value from the end of the prior year to the vesting date of equity awards granted in prior years that vested in the year	(514,716)	(673,024)
Less, prior year-end fair value for any equity awards forfeited in the year	—	(831,219)
Compensation Actually Paid	1,156,865	3,085,709

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid, Cumulative TSR, and Peer Group TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and ORLADEYO Sales
Total Shareholder Return Vs Peer Group	Compensation Actually Paid, Cumulative TSR, and Peer Group TSR
Tabular List, Table
Performance Measures
As disclosed above under “Description of Certain Relationships between Information Presented in the Pay Versus Performance Table,” the Company uses several performance measures to align executive compensation with Company performance, not all of which are presented in the “Pay Versus Performance” table. These performance measures include the pre-established corporate objectives for 2025, as described in the “Compensation Discussion and Analysis” section, and reflect the Company’s variable pay-for-performance philosophy. As a growing company that engages heavily in research and development, the majority of our corporate objectives were not “financial performance measures,” as defined by SEC rules. However, they did include a financial performance measure for ORLADEYO sales and a financial performance measure related to positive earnings per share. Accordingly, the most important financial performance measures used by the Company to link executive “compensation actually paid” to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance is as follows:
•ORLADEYO sales; and
•Earnings per share.
In addition to our financial performance measures, the Company views stock price as a key driver of value for all of our equity awards and, in particular, the stock options, which have no value unless the stock price appreciates from the date of grant.

Total Shareholder Return Amount	$ 104.70	100.94	80.40	154.09	185.91
Peer Group Total Shareholder Return Amount	200.89	156.19	143.88	138.51	124.39
Net Income (Loss)	$ 263,861,000	$ (88,881,000)	$ (226,539,000)	$ (247,116,000)	$ (184,062,000)
Company Selected Measure Amount	596,123,000	434,090,000	323,812,000	249,689,000	121,865,000
PEO Name	Jon P. Stonehouse (our principal executive officer (“PEO”) for the years reported)
Additional 402(v) Disclosure	Total Stockholder Return (TSR) measures the change in a $100 investment in our Common Stock based on its closing price of $7.45 on December 31, 2020 and the closing share price of our Common Stock at the end of each fiscal year shown. The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.Item 402(v)(2)(vi) of Regulation S-K requires that we designate a “Company-Selected Measure,” which, in our assessment, represents the most important financial performance measure (that is not otherwise required to be disclosed in the “Pay Versus Performance” table) used to link “compensation actually paid” to our NEOs, for the most recently completed fiscal year, to Company performance. For these purposes, we have selected ORLADEYO sales. The numbers in this column represent product sales of ORLADEYO and do not include royalty revenue from sales of ORLADEYO in Japan by our collaborative partner, Torii Pharmaceutical Co., Ltd. ORLADEYO is an oral, once-daily therapy discovered and developed by us for the prevention of hereditary angioedema attacks. It was first approved by the U.S. Food and Drug Administration in December 2020, and we began shipping it to patients with a prescription in the United States that same month
Description of Certain Relationships between Information Presented in the Pay Versus Performance Table
	As described in more detail in the “Compensation Discussion and Analysis” section above, the Company’s executive compensation program reflects a variable-pay-for-performance philosophy. It is based on market best practices and is designed to ensure that it is appropriately risk-based and competitive with similar companies in our industry. The Company’s primary objectives for our executive compensation program are described on page 29 of the “Compensation Discussion and Analysis,” and the pre-established corporate objectives used to determine the variable component of executive compensation for 2025 (i.e., cash bonus under the AIP and 2025 long-term equity grants) are described on page 33. While the Company uses several performance measures to align executive compensation with Company performance, not all of those Company measures are presented in the “Pay Versus Performance” table above. Further, not all of the Company’s performance measures are “financial performance measures” as defined above in note 7 to the “Pay Versus Performance” table. For example, as a growing commercial-stage biotechnology company with the goal of developing first-in-class or best-in-class oral small-molecule and injectable protein therapeutics, some of our performance measures relate to developments in the Company’s product pipeline and to building a robust and adaptable organization. The Company generally seeks to incentivize long-term performance of the Company as a whole and, therefore, does not specifically align the Company’s performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year, which can be impacted in large part by changes in stock price. The Compensation Committee does not consider the information presented in this “Pay Versus Performance” section when making determinations regarding executive compensation.
Measure:: 1
Pay vs Performance Disclosure
Name	ORLADEYO sales; and
Measure:: 2
Pay vs Performance Disclosure
Name	Earnings per share.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,132,458)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(147,043)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(514,716)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,570,606)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,488,948
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,953)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(673,024)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (831,219)